CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net profit (loss)	$ 1,089	$ 2,627	$ (7,677)
Capital gain from disposal of discontinued operations		(5,436)
Net profit (loss) from discontinued operations		1,946	5,530
Net profit (loss) from continuing operations	1,089	(863)	(2,147)
Adjustments to reconcile net profit (loss) for the period
Depreciation and amortization	13	384	444
Loss from disposal of property		75
Liability for employee rights upon retirement	42	(655)	(229)
Stock based compensation	35
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(556)	1,041	398
Decrease (increase) in other accounts receivable	(51)	245	(83)
Increase (decrease) in trade accounts payable	(127)	(103)	116
Deferred income	297	654	6
Increase (decrease) in other accounts payable	28	(2,829)	(327)
Decrease (increase) in inventories	(1)	(3)	747
Net cash provided by (used in) operating activities - continuing operations	769	(2,054)	(1,075)
Net cash used in operating activities -discontinued operations		(1,945)	(1,722)
Net cash provided by (used in) operating activities	769	(3,999)	(2,797)
Cash flows from investing activities:
Purchase of property and equipment	(13)	(25)
Long-term receivables	46	(70)
Purchase price adjustment of contingent consideration			(282)
Redemption of (investment in) restricted deposit	(58)	435
Long terms loans			1,683
Proceeds from disposal of discontinued operations		547
Funds severance pay	(77)	228	41
Net cash provided by (used in) investing activities-continuing operations	(102)	1,115	1,442
Net cash provided by (used in) investing activities-discontinued operations		897	(1,672)
Net cash provided by (used in) investing activities	(102)	2,012	(230)
Cash flows from financing activities:
Issuance of share capital and warrants - net of issuance costs			1,799
Short-term credit from bank - net	20	(744)	(1,689)
Loan from shareholder	(120)	270
Long terms loan	(203)	920
Other Long terms liabilities	(181)	1,043
Loans from related parties and other		820
Net cash provided by (used in) financing activities-continuing operations	(484)	2,309	110
Net cash provided by (used in) financing activities-discontinued operations		(4)	3,048
Net cash provided by (used in) financing activities	(484)	2,305	3,158
Net increase in cash and cash equivalents	183	318	131
Balance of cash and cash equivalents at Beginning of year	547	229	98
Balance of cash and cash equivalents at end of year	730	547	229
Supplemental disclosure of cash flow Information - cash paid during the year for:
Interest paid - net	58	50	277
Income taxes paid - net			$ 4